Stockholders' equity (Details 3) (USD $) In Millions, except Share data	3 Months Ended						6 Months Ended
	Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010
Basic and diluted earnings per share attributable to Company's stockholders
Net income from continuing operations attributable to Company's stockholders	$ 6,452		$ 6,826		$ 3,711		$ 13,278		$ 5,460
Discontinued operations, net of tax					(6)				(151)
Net income attributable to the Company's stockholders	6,452		6,826		3,705		13,278		5,309
Net income for the period adjusted	6,418		6,800		3,663		13,218		5,225
Basic and diluted earnings per share
Income available to preferred stockholders	2,440		2,585		1,409		5,025		2,010
Income available to common stockholders	3,898		4,130		2,208		8,028		3,150
Total (in shares)	5,283,980,000		5,283,980,000		5,292,116,000		5,283,980,000		5,284,991,000
Earnings per preferred share (in dollars per share)	$ 1.21		$ 1.29		$ 0.69		$ 2.50		$ 0.99
Earnings per common share (in dollars per share)	$ 1.21		$ 1.29		$ 0.69		$ 2.50		$ 0.99
Earnings per preferred share linked to mandatorily convertible notes (in dollars per share)	$ 1.71	[1]	$ 1.67	[1]	$ 1.10	[1]	$ 3.38	[1]	$ 1.80	[1]
Earnings per common share linked to mandatorily convertible notes (in dollars per share)	$ 1.79	[1]	$ 1.74	[1]	$ 1.95	[1]	$ 3.53	[1]	$ 3.48	[1]
Earnings per preferred share from continuing operations (in dollars per share)	$ 1.21		$ 1.29		$ 0.69		$ 2.50		$ 1.02
Earnings per common share from continuing operations (in dollars per share)	$ 1.21		$ 1.29		$ 0.69		$ 2.50		$ 1.02
Earnings per convertible notes linked to preferred share from continuing operations (in dollars per share)	$ 1.71		$ 1.67		$ 1.10		$ 3.38		$ 1.83
Earnings per convertible notes linked to common share from continuing operations (in dollars per share)	$ 1.79		$ 1.74		$ 1.95		$ 3.53		$ 3.53
Earnings per preferred share from discontinued operations (in dollars per share)									$ (0.03)
Earnings per common share from discontinued operations (in dollars per share)									$ (0.03)
Earnings per convertible notes linked to preferred share from discontinued operations (in dollars per share)									$ (0.03)
Earnings per convertible notes linked to common share from discontinued operations (in dollars per share)									$ (0.05)
Preferred Convertible note
Basic and diluted earnings per share attributable to Company's stockholders
Interest attributed to convertible notes	(24)		(18)		(19)		(42)		(38)
Basic and diluted earnings per share
Income available to convertible notes	57		61		33		118		47
Weighted Average Number of Shares Issued, Basic (in shares)	2,008,930,000		2,008,930,000		2,035,740,000		2,008,930,000		2,033,272,000
Weighted Average Number of Shares, Treasury Stock (in shares)	47,285		47,285		47,285		47,285		47,285
Common Convertible notes
Basic and diluted earnings per share attributable to Company's stockholders
Interest attributed to convertible notes	(10)		(8)		(23)		(18)		(46)
Basic and diluted earnings per share
Income available to convertible notes	$ 23		$ 24		$ 13		$ 47		$ 18
Weighted Average Number of Shares Issued, Basic (in shares)	3,209,349,000		3,209,349,000		3,190,675,000		3,209,349,000		3,186,018,000
Weighted Average Number of Shares, Treasury Stock (in shares)	18,416		18,416		18,416		18,416		18,416

[1]	Basic earnings per share only, as dilution assumes conversion